Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 4,357,104	$ 1,720,058
Less: accumulated amortization	(246,075)	(188,546)
Intangible assets, net	4,111,029	1,531,512
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	1,730,978	1,691,262
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	29,472	28,796
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	2,472,376
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 124,277